Pay vs Performance Disclosure	12 Months Ended
Mar. 31, 2026
Pay vs Performance Disclosure
Pension Benefits Adjustments, Footnote

Pension, Retirement or Similar Benefits

We have not set aside or accrued any amounts to provide pension, retirement or similar benefits for our directors or members of our management during the year ended March 31, 2026.

Equity Awards Adjustments, Footnote

Stock Options

The Company has two incentive stock option plans whereby it grants options to directors, officers, employees, and consultants of the Company, the 2023 Equity Incentive Plan (the "2023 Plan") which was adopted in order to grant awards to people in the United States, and the 2022 Equity Incentive Plan (the "2022 Plan").